SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9 -	SUBSEQUENT EVENTS

A.	In April 2012, the former CEO exercised 1,014,757 options to shares of Common Stock of the Company. An exercise fee of $112 was paid to the Company. (See note 8 B 2 (a))

B.	In April 2012, the Company granted to Mr. Israeli an option to purchase 166,666 shares of Common Stock at an exercise price equal to $0.00005 per share. (See note 8 B 2 (a))

C.	In April 2012, the Company granted to Hadasit a warrant to purchase 33,334 shares of Common Stock at an exercise price equal to $0.00005 per share. (See note 8 B 2 (a))

NOTE 15 -	SUBSEQUENT EVENTS

A.	In January 2012, one of the Company’s service providers exercised a warrant for 125,000 shares of Common Stock of the Company.

B.	On February 3, 2012, the Company filed an S-1 Registration Statement with the Securities and Exchange Commission.

C.	In February 2012, the former CEO exercised options to purchase 132,038 shares of Common Stock.